UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      Oppenheimer Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008  / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS--99.0%
CONSUMER DISCRETIONARY--5.0%
HOTELS, RESTAURANTS & LEISURE--0.9%
Burger King Holdings, Inc.                           1,358,150   $   29,213,807
Las Vegas Sands Corp.(1)                             3,303,018       17,076,603
                                                                 --------------
                                                                     46,290,410
                                                                 --------------
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc.(1)                                    186,840        7,978,068
                                                                 --------------
MEDIA--2.1%
Cablevision Systems Corp. New York Group, Cl. A      2,114,940       31,005,020
Focus Media Holding Ltd., ADR(1)                     2,700,300       20,171,241
Liberty Global, Inc., Series A(1)                    1,404,358       20,349,147
McGraw-Hill Cos., Inc. (The)                         1,321,340       33,033,500
                                                                 --------------
                                                                    104,558,908
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Coach, Inc.(1)                                       1,687,670       30,209,293
Polo Ralph Lauren Corp., Cl. A                       1,342,485       57,995,352
                                                                 --------------
                                                                     88,204,645
                                                                 --------------
CONSUMER STAPLES--7.9%
BEVERAGES--1.9%
PepsiCo, Inc.                                        1,638,570       92,906,919
                                                                 --------------
FOOD & STAPLES RETAILING--1.9%
Wal-Mart Stores, Inc.                                1,662,970       92,926,764
                                                                 --------------
FOOD PRODUCTS--4.1%
Cadbury plc                                          9,663,746       81,965,426
Nestle SA                                            3,258,565      117,941,801
                                                                 --------------
                                                                    199,907,227
                                                                 --------------
ENERGY--10.7%
ENERGY EQUIPMENT & SERVICES--3.5%
Cameron International Corp.(1)                         854,980       18,040,078
Schlumberger Ltd.                                    1,905,756       96,698,059
Smith International, Inc.                            1,097,256       32,083,765
Transocean, Inc.(1)                                    358,100       23,949,728
                                                                 --------------
                                                                    170,771,630
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS--7.2%
Devon Energy Corp.                                     851,680       61,610,531
Occidental Petroleum Corp.                           1,559,692       84,441,725
Range Resources Corp.                                2,239,233       92,860,993
XTO Energy, Inc.                                     3,083,876      117,927,418
                                                                 --------------
                                                                    356,840,667
                                                                 --------------
FINANCIALS--7.7%
CAPITAL MARKETS--3.1%
Credit Suisse Group AG                               1,524,510       44,780,912
Fortress Investment Group LLC, Cl. A                 3,900,921       11,897,809
Goldman Sachs Group, Inc. (The)                        314,364       24,831,612
Julius Baer Holding AG                                 594,746       19,648,150
Northern Trust Corp.                                   443,820       20,366,900


                    1 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS CONTINUED
CAPITAL MARKETS CONTINUED
T. Rowe Price Group, Inc.                              842,170   $   28,810,636
                                                                 --------------
                                                                    150,336,019
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
BM&F BOVESPA SA                                      7,994,000       17,776,334
CME Group, Inc.                                        121,533       25,758,919
IntercontinentalExchange, Inc.(1)                    1,167,290       85,912,544
MSCI, Inc., Cl. A(1)                                 2,282,840       35,224,221
                                                                 --------------
                                                                    164,672,018
                                                                 --------------
INSURANCE--0.7%
Aon Corp.                                              368,850       16,708,905
Prudential Financial, Inc.                             902,081       19,575,158
                                                                 --------------
                                                                     36,284,063
                                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Jones Lang LaSalle, Inc.                             1,042,230       24,836,341
                                                                 --------------
HEALTH CARE--19.4%
BIOTECHNOLOGY--5.0%
Amgen, Inc.(1)                                         532,790       29,591,157
Celgene Corp.(1)                                     1,485,650       77,402,365
Genentech, Inc.(1)                                     412,070       31,564,562
Gilead Sciences, Inc.(1)                             2,350,218      105,266,264
                                                                 --------------
                                                                    243,824,348
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
Bard (C.R.), Inc.                                      427,529       35,070,204
Baxter International, Inc.                           1,961,170      103,745,893
Dentsply International, Inc.                         1,583,260       41,291,421
Intuitive Surgical, Inc.(1)                            155,450       20,601,789
Medtronic, Inc.                                      1,158,480       35,356,810
Stryker Corp.                                          653,280       25,425,658
                                                                 --------------
                                                                    261,491,775
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Express Scripts, Inc.(1)                             1,972,430      113,434,449
Schein (Henry), Inc.(1)                              1,074,987       38,409,286
                                                                 --------------
                                                                    151,843,735
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES--3.0%
Covance, Inc.(1)                                       828,942       32,395,053
Illumina, Inc.(1)                                    1,455,710       32,040,177
Thermo Fisher Scientific, Inc.(1)                    2,305,557       82,262,274
                                                                 --------------
                                                                    146,697,504
                                                                 --------------
PHARMACEUTICALS--3.0%
Allergan, Inc.                                       1,382,554       52,094,635
Roche Holding AG                                       370,009       52,023,607
Shire plc                                            3,125,308       43,258,854
                                                                 --------------
                                                                    147,377,096
                                                                 --------------


                    2 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS CONTINUED
INDUSTRIALS--7.5%
AEROSPACE & DEFENSE--4.3%
General Dynamics Corp.                                 482,068   $   24,908,454
Lockheed Martin Corp.                                1,432,428      110,454,523
United Technologies Corp.                            1,591,975       77,258,547
                                                                 --------------
                                                                    212,621,524
                                                                 --------------
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd.                                             5,512,356       71,197,481
                                                                 --------------
INDUSTRIAL CONGLOMERATES--0.5%
McDermott International, Inc.(1)                     2,724,310       26,562,023
                                                                 --------------
MACHINERY--0.7%
Joy Global, Inc.                                     1,471,170       34,263,549
                                                                 --------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                     333,770       25,570,120
                                                                 --------------
INFORMATION TECHNOLOGY--31.2%
COMMUNICATIONS EQUIPMENT--8.8%
Cisco Systems, Inc.(1)                               6,281,503      103,896,060
F5 Networks, Inc.(1)                                 1,920,860       47,829,414
QUALCOMM, Inc.                                       5,164,230      173,363,201
Research in Motion Ltd.(1)                           2,509,899      106,595,411
                                                                 --------------
                                                                    431,684,086
                                                                 --------------
COMPUTERS & PERIPHERALS--3.7%
Apple, Inc.(1)                                       1,490,860      138,157,996
NetApp, Inc.(1)                                      3,439,560       46,434,060
                                                                 --------------
                                                                    184,592,056
                                                                 --------------
INTERNET SOFTWARE & SERVICES--4.4%
eBay, Inc.(1)                                        3,346,590       43,940,727
Google, Inc., Cl. A(1)                                 583,976      171,081,609
                                                                 --------------
                                                                    215,022,336
                                                                 --------------
IT SERVICES--5.1%
Affiliated Computer Services, Inc., Cl. A(1)         1,178,885       47,685,898
MasterCard, Inc., Cl. A                                609,190       88,515,307
SAIC, Inc.(1)                                        1,713,090       30,493,002
Visa, Inc., Cl. A                                    1,582,670       83,185,135
                                                                 --------------
                                                                    249,879,342
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Broadcom Corp., Cl. A(1)                             3,650,295       55,886,016
Microchip Technology, Inc.                           2,463,640       45,577,340
NVIDIA Corp.(1)                                      4,447,180       33,220,435
Texas Instruments, Inc.                              2,698,840       42,020,939
                                                                 --------------
                                                                    176,704,730
                                                                 --------------
SOFTWARE--5.6%
Activision Blizzard, Inc.(1)                         1,906,280       22,303,476
Adobe Systems, Inc.(1)                               2,449,050       56,719,998
Autodesk, Inc.(1)                                    2,932,203       48,645,248


                    3 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                      SHARES          VALUE
                                                    ----------   --------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Electronic Arts, Inc.(1)                             1,077,450   $   20,536,197
Microsoft Corp.                                      1,723,386       34,846,865
Oracle Corp.(1)                                      3,589,680       57,757,951
Salesforce.com, Inc.(1)                              1,199,794       34,338,104
                                                                 --------------
                                                                    275,147,839
                                                                 --------------
MATERIALS--7.1%
CHEMICALS--7.1%
Ecolab, Inc.                                           603,950       23,185,641
Monsanto Co.                                         2,232,653      176,826,118
Mosaic Co. (The)                                       760,720       23,087,852
Potash Corp. of Saskatchewan, Inc.                     485,400       29,920,056
Praxair, Inc.                                        1,641,385       96,923,779
                                                                 --------------
                                                                    349,943,446
                                                                 --------------
TELECOMMUNICATION SERVICES--2.5%
WIRELESS TELECOMMUNICATION SERVICES--2.5%
Crown Castle International Corp.(1)                  4,248,149       59,771,456
NII Holdings, Inc.(1)                                3,176,443       61,750,052
                                                                 --------------
                                                                    121,521,508
                                                                 --------------
Total Common Stocks (Cost $6,023,037,760)                         4,862,458,177
                                                                 --------------
OTHER SECURITIES--0.0%
Seagate Technology International, Inc. (1, 2, 3)
   (Cost $0)                                         1,000,000          100,000
                                                                 --------------
INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.20%(4, 5) (Cost $41,559,677)            41,559,677       41,559,677
Total Investments, at Value (Cost $6,064,597,437)         99.8%   4,904,117,854
                                                                 --------------
Other Assets Net of Liabilities                            0.2        8,344,807
                                                    ----------   --------------
Net Assets                                               100.0%  $4,912,462,661
                                                    ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $100,000, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(3.) Escrow shares received as the result of issuer reorganization.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS         GROSS            SHARES
                                                     AUGUST 31, 2008    ADDITIONS     REDUCTIONS   NOVEMBER 30, 2008
                                                     ---------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E      82,223,122     333,680,167   374,343,612       41,559,677

                                                         VALUE        INCOME
                                                     ------------   ---------
Oppenheimer Institutional Money Market Fund, Cl. E   $ 41,559,677   $ 247,562

(5.) Rate shown is the 7-day yield as of November 30, 2008.


                    4 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $4,832,346,097         $--
Level 2--Other Significant Observable Inputs       71,771,757          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------   ---------------
   Total                                       $4,904,117,854         $--
                                               --------------   ---------------

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                    5 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    6 | Oppenheimer Capital Appreciation Fund

OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 6,386,060,234
                                 ===============
Gross unrealized appreciation    $   420,097,234
Gross unrealized depreciation     (1,902,039,614)
                                 ---------------
Net unrealized depreciation      $(1,481,942,380)
                                 ===============

                    7 | Oppenheimer Capital Appreciation Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009